Non-Controlling Interest (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021
IfrsStatementLineItems [Line Items]
Current assets	$ 15,852	$ 15,418
Long term assets	55,993	41,100
Current liabilities	17,250	7,412
Provision for reclamation	2,815	2,681
Revenue	15,094
Comprehensive loss for the period/year	(2,322)	(5,283)
Non-controlling interests [member] | Buckreef [Member]
IfrsStatementLineItems [Line Items]
Current assets	7,253	2,920
Long term assets	53,789	33,535
Current liabilities	(8,602)	(2,908)
Provision for reclamation	(2,815)	(2,681)
Advances from parent	(37,725)	(33,728)
Revenue	15,094
Comprehensive loss for the period/year	$ 8,651	$ (2,841)